Cover	Feb. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2022
Entity File Number	001-40311
Entity Registrant Name	Panacea Acquisition Corp. II
Entity Central Index Key	0001828989
Entity Tax Identification Number	98-1578154
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	357 Tehama Street
Entity Address, Address Line Two	Floor 3
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	966-0807
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PANA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false